SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 306,541	$ 545,111
Amount representing interest	(32,666)	(117,090)
Lease liability	273,875	428,021	$ 790,023
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	165,022	190,856
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	141,519	282,419
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities		$ 71,836